RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management and Financial Instruments [Abstract]
Summary of Derivative Instruments
The fair values and notional amounts for the derivatives designated as a net investment hedge were as follows:

at December 31	2023		2022
	Fair Value[1,2]	Notional Amount	Fair Value[1,2]	Notional Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar foreign exchange options (maturing 2024)	8	US 1,000	(22)	US 3,600
U.S. dollar cross-currency interest rate swaps (maturing 2024 to 2025)[3]	2	US 200	(5)	US 300
	10	US 1,200	(27)	US 3,900
1Fair value equals carrying value.
2No amounts have been excluded from the assessment of hedge effectiveness.
3In 2023, Net income (loss) includes net realized gains of less than $1 million (2022 – gains of $1 million) related to the interest component of cross-currency swap settlements which are reported within Interest expense.
The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2023	2022
(millions of Canadian $, unless otherwise noted)

Notional amount	27,800 (US 21,100)	32,500 (US 24,000)
Fair value	26,600 (US 20,200)	30,800 (US 22,700)
The maturity and notional amount or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations was as follows:

at December 31, 2023	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Net sales (purchases)[1,2]	9,209	50	(7)	—	—
Millions of U.S. dollars	—	—	—	4,978	2,000
Millions of Mexican pesos	—	—	—	20,000	—
Maturity dates	2024-2044	2024-2029	2024	2024-2026	2030-2034
1Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls, respectively.
2In 2023, the Company entered into contracts to sell 50 MW of power commencing in 2025 with terms ranging from 15 to 20 years and provided from specified renewable sources in the Province of Alberta.

at December 31, 2022	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Net sales (purchases)[1]	673	(96)	11	—	—
Millions of U.S. dollars	—	—	—	5,997	1,600
Millions of Mexican pesos	—	—	—	9,747	—
Maturity dates	2023-2026	2023-2027	2023-2024	2023-2026	2030-2032
1Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls, respectively.
Schedule of Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

at December 31	2023		2022
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion (Note 21)[1,2]	(52,914)	(52,815)	(41,543)	(39,505)
Junior subordinated notes (Note 22)	(10,287)	(9,217)	(10,495)	(9,415)
	(63,201)	(62,032)	(52,038)	(48,920)
1Long-term debt is recorded at amortized cost, except for US$2.0 billion (2022 – US$1.6 billion) that is attributed to hedged risk and recorded at fair value.
2Net income (loss) for 2023 included unrealized losses of $53 million (2022 – unrealized gains of $64 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$2.0 billion of long-term debt at December 31, 2023         (2022 – US$1.6 billion). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.
Available-for-sale assets summary
The following tables summarize additional information about the Company's restricted investments that were classified as available-for-sale assets:

at December 31	2023		2022
	LMCI Restricted Investments	Other Restricted Investments[1]	LMCI Restricted Investments	Other Restricted Investments[1]
(millions of Canadian $)

Fair value of fixed income securities[2,3]
Maturing within 1 year	1	35	—	54
Maturing within 1-5 years	8	291	—	106
Maturing within 5-10 years	1,340	—	1,153	—
Maturing after 10 years	102	—	77	—
Fair value of equity securities[2,4]	883	—	749	—
	2,334	326	1,979	160
1Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.
2Available-for-sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.
3Classified in Level II of the fair value hierarchy.
4Classified in Level I of the fair value hierarchy.
The balance sheet classification of the fair value of derivative instruments was as follows:

at December 31, 2023	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 9)
Commodities[2]	9	—	—	1,195	1,204
Foreign exchange	—	—	10	71	81
	9	—	10	1,266	1,285
Other long-term assets (Note 16)
Commodities[2]	3	—	—	86	89
Foreign exchange	—	—	—	30	30
Interest rate	—	36	—	—	36
	3	36	—	116	155
Total Derivative Assets	12	36	10	1,382	1,440

Accounts payable and other (Note 18)
Commodities[2]	(1)	—	—	(1,110)	(1,111)
Foreign exchange	—	—	—	(14)	(14)
Interest rate	—	(18)	—	—	(18)
	(1)	(18)	—	(1,124)	(1,143)
Other long-term liabilities (Note 19)
Commodities[2]	—	—	—	(75)	(75)
Foreign exchange	—	—	—	(2)	(2)
Interest rate	—	(29)	—	—	(29)
	—	(29)	—	(77)	(106)
Total Derivative Liabilities	(1)	(47)	—	(1,201)	(1,249)
Total Derivatives	11	(11)	10	181	191
1Fair value equals carrying value.
2Includes purchases and sales of power, natural gas and liquids.
The balance sheet classification of the fair value of derivative instruments was as follows:

at December 31, 2022	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 9)
Commodities[2]	—	—	—	597	597
Foreign exchange	—	—	6	11	17
	—	—	6	608	614
Other long-term assets (Note 16)
Commodities[2]	—	—	—	62	62
Foreign exchange	—	—	2	15	17
Interest rate	—	12	—	—	12
	—	12	2	77	91
Total Derivative Assets	—	12	8	685	705

Accounts payable and other (Note 18)
Commodities[2]	(72)	—	—	(584)	(656)
Foreign exchange	—	—	(31)	(158)	(189)
Interest rate	—	(26)	—	—	(26)
	(72)	(26)	(31)	(742)	(871)
Other long-term liabilities (Note 19)
Commodities[2]	(2)	—	—	(75)	(77)
Foreign exchange	—	—	(4)	(20)	(24)
Interest rate	—	(50)	—	—	(50)
	(2)	(50)	(4)	(95)	(151)
Total Derivative Liabilities	(74)	(76)	(35)	(837)	(1,022)
Total Derivatives	(74)	(64)	(27)	(152)	(317)
1Fair value equals carrying value.
2Includes purchases and sales of power, natural gas and liquids.

Unrealized Gain (Loss) on Investments

year ended December 31	2023		2022		2021
(millions of Canadian $)	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]

Net unrealized gains (losses)	190	13	(244)	(7)	45	(2)
Net realized gains (losses)[3]	(34)	—	(32)	—	3	—
1Unrealized and realized gains (losses) arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory liabilities or regulatory assets.
2Unrealized and realized gains (losses) on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3Realized gains (losses) on the sale of LMCI restricted investments are determined using the average cost basis.

Realized Gain (Loss) on Investments

year ended December 31	2023		2022		2021
(millions of Canadian $)	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]	LMCI Restricted Investments[1]	Other Restricted Investments[2]

Net unrealized gains (losses)	190	13	(244)	(7)	45	(2)
Net realized gains (losses)[3]	(34)	—	(32)	—	3	—
1Unrealized and realized gains (losses) arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory liabilities or regulatory assets.
2Unrealized and realized gains (losses) on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3Realized gains (losses) on the sale of LMCI restricted investments are determined using the average cost basis.

Derivative Instruments - Balance Sheet and Income Statement Information
The following table details amounts recorded on the Consolidated balance sheet in relation to cumulative adjustments for fair value hedges included in the carrying amount of the hedged liabilities:

at December 31	Carrying Amount		Fair Value Hedging Adjustments[1]
(millions of Canadian $)	2023	2022	2023	2022

Long-term debt	(2,630)	(2,101)	11	64
1At December 31, 2023 and 2022, adjustments for discontinued hedging relationships included in these balances were nil.
The following summary does not include hedges of the net investment in foreign operations:

year ended December 31	2023	2022	2021
(millions of Canadian $)

Derivative Instruments Held for Trading[1]
Unrealized gains (losses) in the year
Commodities	96	14	9
Foreign exchange (Note 23)	246	(149)	(203)
Realized gains (losses) in the year
Commodities	811	759	287
Foreign exchange (Note 23)	155	(2)	240
Derivative Instruments in Hedging Relationships[2]
Realized gains (losses) in the year
Commodities	(2)	(73)	(44)
Interest rate	(43)	(3)	(32)
1Realized and unrealized gains (losses) on held-for-trading derivative instruments used to purchase and sell commodities are included on a net basis in Revenues. Realized and unrealized gains (losses) on foreign exchange held-for-trading derivative instruments are included on a net basis in Foreign exchange (gains) losses, net.
2In 2023, there were no gains or losses included in Net Income (loss) relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur (2022 – nil; 2021 – realized loss of $10 million).
The following table details amounts presented in the Consolidated statement of income in which the effects of fair value or cash flow hedging relationships were recorded:

year ended December 31	2023	2022	2021
(millions of Canadian $)

Fair Value Hedges
Interest rate contracts[1]
Hedged items	(98)	(30)	—
Derivatives designated as hedging instruments	(43)	(1)	—
Cash Flow Hedges
Reclassification of gains (losses) on derivative instruments from AOCI to Net income (loss)[2,3]
Commodity contracts[4]	(85)	(47)	(22)
Interest rate contracts[1]	(12)	(16)	(46)
1Presented within Interest expense in the Consolidated statement of income.
2Refer to Note 27, Other comprehensive income (loss) and accumulated other comprehensive income (loss), for the components of OCI related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests.
3There are no amounts recognized in earnings that were excluded from effectiveness testing.
4Presented within Revenues (Power and Energy Solutions) in the Consolidated statement of income.

Schedule of Components of OCI related to Derivatives in Cash Flow Hedging Relationships
The components of OCI (Note 27) related to the change in fair value of derivatives in cash flow hedging relationships before tax and including the portion attributable to non-controlling interests were as follows:

year ended December 31	2023	2022	2021
(millions of Canadian $, pre-tax)

Gains (losses) in fair value of derivative instruments recognized in OCI[1]
Commodities	—	(94)	(35)
Interest rate	—	36	22
	—	(58)	(13)
1No amounts have been excluded from the assessment of hedge effectiveness.

Schedule of Offsetting Assets
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2023	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	1,293	(1,099)	194
Foreign exchange	111	(16)	95
Interest rate	36	(5)	31
	1,440	(1,120)	320
Derivative Instrument Liabilities
Commodities	(1,186)	1,099	(87)
Foreign exchange	(16)	16	—
Interest rate	(47)	5	(42)
	(1,249)	1,120	(129)
1Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2022	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	659	(591)	68
Foreign exchange	34	(33)	1
Interest rate	12	(4)	8
	705	(628)	77
Derivative Instrument Liabilities
Commodities	(733)	591	(142)
Foreign exchange	(213)	33	(180)
Interest rate	(76)	4	(72)
	(1,022)	628	(394)
1Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2023	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	1,293	(1,099)	194
Foreign exchange	111	(16)	95
Interest rate	36	(5)	31
	1,440	(1,120)	320
Derivative Instrument Liabilities
Commodities	(1,186)	1,099	(87)
Foreign exchange	(16)	16	—
Interest rate	(47)	5	(42)
	(1,249)	1,120	(129)
1Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2022	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative Instrument Assets
Commodities	659	(591)	68
Foreign exchange	34	(33)	1
Interest rate	12	(4)	8
	705	(628)	77
Derivative Instrument Liabilities
Commodities	(733)	591	(142)
Foreign exchange	(213)	33	(180)
Interest rate	(76)	4	(72)
	(1,022)	628	(394)
1Amounts available for offset do not include cash collateral pledged or received.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions, were categorized as follows:

at December 31, 2023	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	1,054	229	10	1,293
Foreign exchange	—	111	—	111
Interest rate	—	36	—	36
Derivative Instrument Liabilities
Commodities	(1,002)	(163)	(21)	(1,186)
Foreign exchange	—	(16)	—	(16)
Interest rate	—	(47)	—	(47)
	52	150	(11)	191
1There were no transfers from Level II to Level III for the year ended December 31, 2023.
In 2023, the Company entered into contracts to sell 50 MW of power commencing in 2025 with terms ranging from 15 to 20 years and provided from specified renewable sources in the Province of Alberta. The fair value of these contracts is classified in Level III of the fair value hierarchy and is based on the assumption that the contract volumes will be sourced approximately 80 per cent from wind generation, 10 per cent from solar generation and 10 per cent from the market.

at December 31, 2022	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	515	142	2	659
Foreign exchange	—	34	—	34
Interest rate	—	12	—	12
Derivative Instrument Liabilities
Commodities	(478)	(242)	(13)	(733)
Foreign exchange	—	(213)	—	(213)
Interest rate	—	(76)	—	(76)
	37	(343)	(11)	(317)
1There were no transfers from Level II to Level III for the year ended December 31, 2022.

Schedule of Net Change in the Level III Fair Value Category
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2023	2022

Balance at beginning of year	(11)	(6)
Net gains (losses) included in Net income (loss)	(2)	(10)
Net gains (losses) included in OCI	—	(3)
Transfers out of Level III	2	7
Settlements	—	1
Balance at End of Year[1]	(11)	(11)
1Revenues include unrealized losses of $2 million attributed to derivatives in the Level III category that were still held at December 31, 2023 (2022 – unrealized losses of $10 million).